BLACKROCK FUNDS II

BlackRock 20/80 Target Allocation Fund

BlackRock 40/60 Target Allocation Fund

BlackRock 60/40 Target Allocation Fund

BlackRock 80/20 Target Allocation Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 20, 2017

to the Prospectuses of each Fund,

dated January 27, 2017, as amended or supplemented to date

Effective immediately, each Prospectus is amended as follows:

The sixth paragraph in the subsection entitled “Details About the Funds — How Each Fund Invests — Investment Process” of each Fund’s Prospectus is deleted in its entirety and replaced with the following:

BlackRock regularly monitors the asset allocations of the Funds to ensure that they adhere over time to the target asset allocations. The asset allocation targets listed for each Fund are general, long-term targets. On a regular basis, the portfolio managers assess market conditions, review each Fund’s asset allocation, and determine whether any changes are required. BlackRock may periodically adjust the asset allocations in each Fund based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of each Fund. In general, the adjustments will be limited to +/- 10% relative to the target asset allocations. Each Fund’s portfolio will be rebalanced on a quarterly basis within 5% of the Fund’s target asset allocation. In between quarterly rebalancings, each Fund’s portfolio may be brought closer to the Fund’s target asset allocation either through the direction of daily cash flows to suitable underlying funds or by interim rebalancings, as determined by the portfolio managers.

The sixth paragraph in the subsection entitled “Details About the Funds — How Each Fund Invests — [the Fund] — Principal Investment Strategies” of each Fund’s Prospectus is deleted in its entirety and replaced with the following:

The Fund’s portfolio will be rebalanced on a quarterly basis within 5% of the Fund’s target asset allocation. In between quarterly rebalancings, the Fund’s portfolio may be brought closer to the Fund’s target asset allocation either through the direction of daily cash flows to suitable underlying funds or by interim rebalancings, as determined by the portfolio managers.

The subsection entitled “Details About the Funds — Information about Underlying Funds and ETFs — Description of Underlying Funds — Equity Funds” of each Prospectus is amended to add the following underlying funds to the table:

Fund Name	Investment Objective and Principal Investment Strategies
International Tilts Master Portfolio

The investment objective of the International Tilts Master Portfolio (the “Master Portfolio”) is to seek to provide long-term returns in excess of the total rate of return of the MSCI Europe Australasia Far East (“EAFE”) Index.

Under normal circumstances, the Master Portfolio seeks to invest a majority of its net assets plus any borrowings for investment purposes in non-U.S. equity securities and equity like instruments of companies that are components of, or have characteristics similar to, the companies included in the MSCI EAFE Index. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets excluding the United States and Canada. The Master Portfolio primarily seeks to buy common stock and may also invest in preferred stock and convertible securities.

Fund Name	Investment Objective and Principal Investment Strategies
International Tilts Master Portfolio (continued)

From time to time the Master Portfolio may invest in shares of companies through “new issues” or initial public offerings. The Master Portfolio may also invest in securities denominated in both U.S. dollars and non-U.S. dollar currencies. The Master Portfolio may invest in securities of any market capitalization.

Equity securities include securities representing shares of ownership of a corporation (“common stock”), preferred stock, securities convertible into common stock and securities or other instruments whose price is linked to the value of common stock. Preferred stock is a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock), and their value usually reflects both the stream of current income payments and the market value of the underlying common stock.

The Master Portfolio may use derivatives, including futures, contracts for difference, swap agreements and/or foreign exchange transactions, to manage the risk and return of the Master Portfolio. In order to manage cash flows into or out of the Master Portfolio effectively, the Master Portfolio may buy and sell financial futures contracts. Derivatives are financial instruments whose value is derived from another security, a commodity (such as oil or gas), a currency or an index, including but not limited to the MSCI EAFE Index. The use of futures, contracts for difference, swaps or foreign exchange transactions can be effective in managing the risk and return of the Master Portfolio.

The Master Portfolio may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

The Master Portfolio is classified as diversified under the Investment Company Act.

Master Advantage Large Cap Core Portfolio

The investment objective of the Master Advantage Large Cap Core Portfolio (the “Core Portfolio”) is long-term capital growth. In other words, the Core Portfolio tries to choose investments that will increase in value. Current income from dividends and interest will not be an important consideration in selecting portfolio securities.

Under normal circumstances, Core Portfolio seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in large cap equity securities and derivatives that have similar economic characteristics to such securities. For purposes of Core Portfolio’s 80% policy, large cap equity securities are equity securities that at the time of purchase have a market capitalization within the range of companies included in the Russell 1000® Index (the “Russell 1000 Index”). Core Portfolio primarily intends to invest in equity securities, which include common stock, preferred stock and convertible securities, or other financial instruments that are components of, or have characteristics similar to, the securities included in the Russell 1000 Index. The Russell 1000 Index is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. Core Portfolio primarily seeks to buy common stock and may also invest in preferred stock and convertible securities. From time to time, Core Portfolio may invest in shares of companies through “new issues” or initial public offerings. Core Portfolio may use derivatives, including options, futures, swaps, forward contracts and contracts for difference, both to seek to increase the return of Core Portfolio and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to manage cash flows into or out of Core Portfolio effectively, Core Portfolio may buy and sell financial futures contracts or options on such

Fund Name	Investment Objective and Principal Investment Strategies
Master Advantage Large Cap Core Portfolio (continued)

contracts. Derivatives are financial instruments whose value is derived from another security, a currency or an index, including but not limited to the Russell 1000 Index. The use of options, futures, swaps, forward contracts and contracts for difference can be effective in protecting or enhancing the value of Core Portfolio’s assets.

Core Portfolio may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles such as exchange-traded funds that invest exclusively in commodities and are designed to provide this exposure without direct investment in physical commodities.

BlackRock Advantage Large Cap Growth Fund

The investment objective of BlackRock Advantage Large Cap Growth Fund (the “Fund”), a series of BlackRock FundsSM, is to seek long-term capital appreciation.

Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in large cap equity securities of U.S. issuers and derivatives that have similar economic characteristics to such securities. For purposes of the Fund’s 80% policy, large cap equity securities are equity securities that at the time of purchase have a market capitalization within the range of companies included in the Russell 1000® Growth Index (the “Russell 1000 Growth Index”). The Fund is a growth fund and primarily intends to invest in equity securities, which include common stock, preferred stock and convertible securities, or other financial instruments that are components of, or have characteristics similar to, the securities included in the Russell 1000 Growth Index. The Russell 1000 Growth Index is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. The Fund primarily seeks to buy common stock and may also invest in preferred stock and convertible securities. From time to time, the Fund may invest in shares of companies through “new issues” or initial public offerings. The Fund may use derivatives, including options, futures, swaps, forward contracts and contracts for difference, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in interest rates and movements in the securities markets. In order to manage cash flows into or out of the Fund effectively, the Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a currency or an index, including but not limited to the Russell 1000 Growth Index. The use of options, futures, swaps, forward contracts and contracts for difference can be effective in protecting or enhancing the value of the Fund’s assets.

Master Advantage Large Cap Value Portfolio

The investment objective of the Master Advantage Large Cap Value Portfolio (the “Value Portfolio”) is long-term capital growth. In other words, the Value Portfolio tries to choose investments that will increase in value. Current income from dividends and interest will not be an important consideration in selecting portfolio securities.

Under normal circumstances, Value Portfolio seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in large cap equity securities of U.S. issuers and derivatives that have similar economic characteristics to such securities. For purposes of Value Portfolio’s 80% policy, large cap equity securities are equity securities that at the time of purchase have a market capitalization within the range of companies included in the Russell 1000® Value Index (the “Russell 1000 Value Index”). Value Portfolio primarily intends to invest in equity securities, which include common stock, preferred stock and convertible securities, or other financial instruments that are components of, or have characteristics similar to, the securities included in the Russell 1000 Value Index. The Russell 1000 Value Index is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. Value Portfolio primarily seeks to

Fund Name	Investment Objective and Principal Investment Strategies
Master Advantage Large Cap Value Portfolio (continued)

buy common stock and may also invest in preferred stock and convertible securities. From time to time, Value Portfolio may invest in shares of companies through “new issues” or initial public offerings. Value Portfolio may use derivatives, including options, futures, swaps, forward contracts and contracts for difference, both to seek to increase the return of Value Portfolio and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to manage cash flows into or out of Value Portfolio effectively, Value Portfolio may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a currency or an index, including but not limited to the Russell 1000 Value Index. The use of options, futures, swaps, forward contracts and contracts for difference can be effective in protecting or enhancing the value of Value Portfolio’s assets.

Value Portfolio may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles such as exchange-traded funds that invest exclusively in commodities and are designed to provide this exposure without direct investment in physical commodities.

The subsection entitled “Details About the Funds — Information about Underlying Funds and ETFs — Exchange Traded Funds (“ETFs”) — Equity ETFs” of each Prospectus is amended to add the following underlying funds to the table:

Fund Name	Investment Objective and Principal Investment Strategies
iShares Core MSCI Europe ETF

The iShares Core MSCI Europe ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization European equities.

The Fund seeks to track the investment results of the MSCI Europe IMI (the “Underlying Index”), a free float-adjusted market capitalization-weighted index which consists of securities from the following 15 developed market countries or regions: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The Underlying Index may include large-, mid- or small-capitalization companies. Components of the Underlying Index primarily include consumer staples, financials and healthcare companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

iShares Edge MSCI Multifactor Intl ETF

The iShares Edge MSCI Multifactor Intl ETF (the “Fund”) seeks to track the investment results of an index composed of global developed market large- and mid-capitalization stocks, excluding the U.S., that have favorable exposure to target style factors subject to constraints.

The Fund seeks to track the investment results of the MSCI World ex USA Diversified Multiple-Factor Index (the “Underlying Index”), which has been developed by MSCI Inc. (the “Index Provider” or “MSCI”). The Underlying Index is designed to select equity securities from the MSCI World ex USA Index (the “Parent Index”) that have high exposure to four investment style factors: value, quality, momentum and low size, while maintaining a level of risk similar to that of the Parent Index. The Underlying Index is also constrained in its construction to limit turnover and extreme exposures to particular sectors, countries, component weights or other investment style factors. As of June 30, 2016, the Underlying Index consisted of securities from approximately 235 companies from the following countries or regions: Australia, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, Norway, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Underlying Index may include large- and mid-capitalization companies. Components of the Underlying Index primarily include

Fund Name	Investment Objective and Principal Investment Strategies
iShares Edge MSCI Multifactor Intl ETF (continued)	consumer discretionary, financials and industrials companies. The components of the Underlying Index, and the degree to which these components represent certain industries/countries, are likely to change over time.
iShares Edge MSCI Multifactor USA ETF

The iShares Edge MSCI Multifactor USA ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks that have favorable exposure to target style factors subject to constraints.

The Fund seeks to track the investment results of the MSCI USA Diversified Multiple-Factor Index (the “Underlying Index”), which has been developed by MSCI Inc. (the “Index Provider” or “MSCI”). The Underlying Index is designed to select equity securities from MSCI USA Index (the “Parent Index”) that have high exposure to four investment style factors: value, quality, momentum and low size, while maintaining a level of risk similar to that of the Parent Index. The Underlying Index is also constrained in its construction to limit turnover and extreme exposures to particular sectors, countries, component weights or other investment style factors. As of June 30, 2016, the Underlying Index consisted of securities from approximately 135 companies from the United States. The Underlying Index may include large- and mid-capitalization companies. Components of the Underlying Index primarily include financials, healthcare and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

Shareholders should retain this Supplement for future reference.

PRO-TA-0917SUP

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